Cash generated from operating activities	12 Months Ended
Dec. 31, 2018
Cash generated from operating activities
Cash generated from operating activities

21. Cash generated from operating activities

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit for the year	(263)	41	(172)
Income tax charge/(credit) (Note 6)	44	(40)	66
Net finance expense (Note 5)	654	671	681
Depreciation and amortization (Notes 8, 9)	714	687	561
Exceptional operating items (Note 4)	329	149	145
Movement in working capital	24	99	131
Transaction-related, IPO, start-up and other exceptional costs paid	(94)	(74)	(176)
Exceptional restructuring paid	(32)	(10)	(11)
Cash generated from operations	1,376	1,523	1,225